GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

Goodwill of the Group is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Goodwill — gross	134,735	134,735	21,626
Accumulated impairment loss	(134,735)	(134,735)	(21,626)

Goodwill — net	—	—	—